AB Unconstrained Bond Fund

Portfolio of Investments

July 31, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 32.7%
Belgium - 2.4%
Kingdom of Belgium Government Bond
Series 87
0.90%, 6/22/29 (a)	EUR	3,835	$4,675,335

Canada - 10.0%
Canadian Government Bond
2.25%, 6/01/29	CAD	24,410	19,729,986

France - 0.4%
French Republic Government Bond OAT
0.75%, 5/25/28 (a)	EUR	576	695,788

Indonesia - 1.4%
Indonesia Treasury Bond Series FR77
8.125%, 5/15/24	IDR	37,005,000	2,765,409

Malaysia - 1.3%
Malaysia Government Bond
Series 0114
4.181%, 7/15/24	MYR	986	246,381
Series 0217
4.059%, 9/30/24		990	246,174
Series 0218
3.757%, 4/20/23		1,794	439,939
Series 0313
3.48%, 3/15/23		7,125	1,729,865

			2,662,359

United States - 17.2%
U.S. Treasury Notes
1.625%, 5/15/26 (b)	U.S.$	12,185	11,948,916
1.75%, 6/30/24		9,555	9,511,704
2.375%, 5/15/29		2,725	2,810,156
2.875%, 10/31/20 (c)		9,555	9,656,522

			33,927,298

Total Governments - Treasuries (cost $63,577,143)			64,456,175

CORPORATES - NON-INVESTMENT GRADE - 17.0%
Industrial - 13.0%
Basic - 1.1%
CF Industries, Inc.
5.15%, 3/15/34		136	134,246
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 2/01/26		27	27,782
Eldorado Gold Corp.
9.50%, 6/01/24 (a)		107	110,478
Flex Acquisition Co., Inc.
6.875%, 1/15/25 (a)		16	14,202
7.875%, 7/15/26 (a)		72	64,943
FMG Resources (August 2006) Pty Ltd.
4.75%, 5/15/22 (a)		129	132,198
5.125%, 3/15/23-5/15/24 (a)		84	87,359

	Principal Amount (000)		U.S. $ Value
Freeport-McMoRan, Inc.
3.55%, 3/01/22	U.S.$	209	$209,522
Graphic Packaging International LLC
4.75%, 7/15/27 (a)		43	44,811
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (a)		177	169,449
Kraton Polymers LLC/Kraton Polymers Capital Corp.
5.25%, 5/15/26 (a)	EUR	100	113,491
Kronos International, Inc.
3.75%, 9/15/25 (a)		129	139,947
Lecta SA
6.50%, 8/01/23 (a)		104	77,216
Novelis Corp.
6.25%, 8/15/24 (a)	U.S.$	50	52,327
Olin Corp.
5.625%, 8/01/29		88	90,223
Peabody Energy Corp.
6.00%, 3/31/22 (a)		133	135,981
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (a)		176	179,265
Sealed Air Corp.
6.875%, 7/15/33 (a)		159	177,665
United States Steel Corp.
6.25%, 3/15/26		65	59,312
6.875%, 8/15/25		65	63,263
WR Grace & Co.-Conn
5.125%, 10/01/21 (a)		56	58,175

			2,141,855

Capital Goods – 0.8%
Bombardier, Inc.
6.00%, 10/15/22 (a)		44	44,033
6.125%, 1/15/23 (a)		11	11,180
7.50%, 3/15/25 (a)		28	28,519
7.875%, 4/15/27 (a)		60	60,708
Clean Harbors, Inc.
4.875%, 7/15/27 (a)		60	61,897
5.125%, 7/15/29 (a)		21	22,068
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (a)		60	55,800
Colfax Corp.
6.00%, 2/15/24 (a)		23	24,395
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (a)		20	20,010
GFL Environmental, Inc.
5.375%, 3/01/23 (a)		116	116,439
Griffon Corp.
5.25%, 3/01/22		99	98,744

	Principal Amount (000)		U.S. $ Value
JELD-WEN, Inc.
4.625%, 12/15/25 (a)	U.S.$	13	$12,782
4.875%, 12/15/27 (a)		17	16,724
Masonite International Corp.
5.375%, 2/01/28 (a)		52	53,381
RBS Global, Inc./Rexnord LLC
4.875%, 12/15/25 (a)		62	63,109
SPX FLOW, Inc.
5.875%, 8/15/26 (a)		105	110,911
Summit Materials LLC/Summit Materials Finance Corp.
6.125%, 7/15/23		62	62,970
Terex Corp.
5.625%, 2/01/25 (a)		18	18,072
Tervita Corp.
7.625%, 12/01/21 (a)		53	54,248
TransDigm, Inc.
6.25%, 3/15/26 (a)		255	267,708
6.375%, 6/15/26		47	47,911
6.50%, 5/15/25		58	59,559
Triumph Group, Inc.
7.75%, 8/15/25		191	191,470

			1,502,638

Communications - Media - 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (a)		218	219,117
5.00%, 2/01/28 (a)		285	292,495
5.125%, 5/01/27 (a)		91	93,842
5.75%, 2/15/26 (a)		24	25,261
5.875%, 4/01/24 (a)		135	140,639
Clear Channel Communications, Inc.
Zero Coupon, 12/15/19 (d)(e)(f)(g)		251	0
CSC Holdings LLC
5.375%, 7/15/23 (a)		200	205,193
5.50%, 5/15/26 (a)		237	247,542
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375%, 8/15/26 (a)		71	72,216
6.625%, 8/15/27 (a)		86	87,963
DISH DBS Corp.
5.875%, 7/15/22		520	526,321
iHeartCommunications, Inc.
6.375%, 5/01/26		15	16,121
8.375%, 5/01/27		92	97,557
Liberty Interactive LLC
8.25%, 2/01/30		11	11,385
Meredith Corp.
6.875%, 2/01/26		114	120,774
Netflix, Inc.
4.375%, 11/15/26		7	7,076
5.875%, 11/15/28		115	126,698

	Principal Amount (000)		U.S. $ Value
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 8/15/27 (a)	U.S.$	19	$19,338
Radiate Holdco LLC/Radiate Finance, Inc.
6.875%, 2/15/23 (a)		32	32,411
Scripps Escrow, Inc.
5.875%, 7/15/27 (a)		60	60,551
Sinclair Television Group, Inc.
5.625%, 8/01/24 (a)		123	126,528
Sirius XM Radio, Inc.
3.875%, 8/01/22 (a)		185	186,966
4.625%, 7/15/24 (a)		29	29,842
5.375%, 4/15/25 (a)		131	135,749
5.50%, 7/01/29 (a)		56	58,592
Univision Communications, Inc.
5.125%, 5/15/23 (a)		14	13,912
Virgin Media Secured Finance PLC
4.875%, 1/15/27 (a)	GBP	166	208,545
Ziggo Bond Co. BV
5.875%, 1/15/25 (a)	U.S.$	220	225,524

			3,388,158

Communications - Telecommunications - 1.8%
Altice France SA/France
7.375%, 5/01/26 (a)		250	263,054
C&W Senior Financing DAC
6.875%, 9/15/27 (a)		200	209,138
CB T-Mobile USA, Inc.
4.50%, 2/01/26 (d)(e)(f)(g)		290	0
6.00%, 4/15/24 (d)(e)(f)(g)		128	0
6.375%, 3/01/25 (d)(e)(f)(g)		153	0
CenturyLink, Inc.
Series S
6.45%, 6/15/21		55	57,761
Series T
5.80%, 3/15/22		187	194,617
Series Y
7.50%, 4/01/24		99	108,482
Consolidated Communications, Inc.
6.50%, 10/01/22		11	9,987
Embarq Corp.
7.995%, 6/01/36		151	146,804
Frontier Communications Corp.
7.125%, 1/15/23		175	103,941
7.625%, 4/15/24		265	147,685
GTT Communications, Inc.
7.875%, 12/31/24 (a)		16	12,420
Intelsat Jackson Holdings SA
5.50%, 8/01/23		239	220,375
8.50%, 10/15/24 (a)		135	135,709
9.50%, 9/30/22 (a)		103	120,149
Level 3 Financing, Inc.
5.375%, 8/15/22-1/15/24		228	229,263

	Principal Amount (000)		U.S. $ Value
Level 3 Parent LLC
5.75%, 12/01/22	U.S.$	63	$63,446
Nexstar Escrow, Inc.
5.625%, 7/15/27 (a)		32	33,228
Sprint Capital Corp.
8.75%, 3/15/32		159	197,032
Sprint Communications, Inc.
7.00%, 3/01/20 (a)		143	146,221
Sprint Corp.
7.625%, 2/15/25-3/01/26		217	241,539
7.875%, 9/15/23		252	280,308
T-Mobile USA, Inc.
4.50%, 2/01/26		290	295,790
6.00%, 4/15/24		128	133,560
Telecom Italia Capital SA
7.20%, 7/18/36		81	90,321
West Corp.
8.50%, 10/15/25 (a)		37	31,031
Zayo Group LLC/Zayo Capital, Inc.
6.00%, 4/01/23		141	144,912

			3,616,773

Consumer Cyclical - Automotive - 0.5%
Allison Transmission, Inc.
5.875%, 6/01/29 (a)		62	65,868
American Axle & Manufacturing, Inc.
6.25%, 4/01/25		96	96,253
BCD Acquisition, Inc.
9.625%, 9/15/23 (a)		126	131,485
Exide Technologies
7.25%, 4/30/27 (d)(f)(h)(i)(j)		164	67,356
11.00% (3.00% Cash and 8.00% PIK), 10/31/24 (d)(f)(i)(j)		126	105,077
IHO Verwaltungs GmbH
3.625% (3.625% Cash or 4.375% PIK), 5/15/25 (a)(i)	EUR	100	111,544
Meritor, Inc.
6.25%, 2/15/24	U.S.$	94	96,822
Navistar International Corp.
6.625%, 11/01/25 (a)		46	47,346
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
6.25%, 5/15/26 (a)		35	36,258
Tenneco, Inc.
5.00%, 7/15/26		150	116,246
Titan International, Inc.
6.50%, 11/30/23		118	102,921
Truck Hero, Inc.
8.50%, 4/21/24 (a)		79	78,887

			1,056,063

Consumer Cyclical - Entertainment - 0.1%
Cedar Fair LP
5.25%, 7/15/29 (a)		24	24,788

	Principal Amount (000)		U.S. $ Value
Constellation Merger Sub, Inc.
8.50%, 9/15/25 (a)	U.S.$	10	$9,110
Mattel, Inc.
6.75%, 12/31/25 (a)		46	48,407
NCL Corp., Ltd.
4.75%, 12/15/21 (a)		7	7,108
VOC Escrow Ltd.
5.00%, 2/15/28 (a)		54	55,100

			144,513

Consumer Cyclical - Other - 1.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.75%, 8/01/25 (a)(d)		38	37,033
Beazer Homes USA, Inc.
8.75%, 3/15/22		198	205,413
Eldorado Resorts, Inc.
6.00%, 4/01/25		100	105,269
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, 11/15/25 (a)		116	115,890
Forestar Group, Inc.
8.00%, 4/15/24 (a)		106	112,976
Hilton Domestic Operating Co., Inc.
5.125%, 5/01/26		100	103,918
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.125%, 12/01/24		71	75,930
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		5	4,660
KB Home
7.00%, 12/15/21		57	61,296
Marriott Ownership Resorts, Inc./ILG LLC
Series WI
6.50%, 9/15/26		93	99,744
Mattamy Group Corp.
6.50%, 10/01/25 (a)		89	93,194
MGM Resorts International
5.50%, 4/15/27		197	208,656
PulteGroup, Inc.
5.00%, 1/15/27		129	136,171
6.00%, 2/15/35		9	9,333
7.875%, 6/15/32		148	177,476
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.125%, 8/15/21 (a)		5	5,079
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)		218	224,252
Stars Group Holdings BV/Stars Group US Co-Borrower LLC
7.00%, 7/15/26 (a)		66	69,509
Taylor Morrison Communities, Inc.
5.75%, 1/15/28 (a)		118	122,299

	Principal Amount (000)		U.S. $ Value
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.625%, 3/01/24 (a)	U.S.$	95	$99,005
Twin River Worldwide Holdings, Inc.
6.75%, 6/01/27 (a)		48	50,084
Wyndham Hotels & Resorts, Inc.
5.375%, 4/15/26 (a)		62	64,809
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/01/25 (a)		193	202,331

			2,384,327

Consumer Cyclical - Restaurants - 0.1%
Golden Nugget, Inc.
8.75%, 10/01/25 (a)		25	26,336
IRB Holding Corp.
6.75%, 2/15/26 (a)		192	192,468

			218,804

Consumer Cyclical - Retailers - 0.3%
FirstCash, Inc.
5.375%, 6/01/24 (a)		16	16,531
Group 1 Automotive, Inc.
5.00%, 6/01/22		89	89,971
PetSmart, Inc.
5.875%, 6/01/25 (a)		61	60,403
7.125%, 3/15/23 (a)		45	42,379
Rite Aid Corp.
6.125%, 4/01/23 (a)		33	27,837
Staples, Inc.
7.50%, 4/15/26 (a)		210	214,725
William Carter Co. (The)
5.625%, 3/15/27 (a)		66	69,337

			521,183

Consumer Non-Cyclical - 1.6%
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (a)		150	135,577
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC
6.625%, 6/15/24		137	142,599
ASP AMC Merger Sub, Inc.
8.00%, 5/15/25 (a)		7	4,806
Aveta, Inc.
10.50%, 3/01/21 (d)(e)(f)(g)		1,062	0
Bausch Health Americas, Inc.
8.50%, 1/31/27 (a)		408	449,916
Bausch Health Cos., Inc.
6.125%, 4/15/25 (a)		90	92,452
BCPE Cycle Merger Sub II, Inc.
10.625%, 7/15/27 (a)		41	40,496

	Principal Amount (000)		U.S. $ Value
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 4/15/25 (a)	U.S.$	13	$12,171
CHS/Community Health Systems, Inc.
5.125%, 8/01/21		37	36,807
6.25%, 3/31/23		198	189,795
8.125%, 6/30/24 (a)		139	106,444
DaVita, Inc.
5.125%, 7/15/24		220	220,871
Dean Foods Co.
6.50%, 3/15/23 (a)		30	16,868
Eagle Holding Co. II LLC
7.625% (7.625% Cash or 8.375% PIK), 5/15/22 (a)(i)		149	150,118
7.75%, 5/15/22 (a)(i)		3	3,028
Envision Healthcare Corp.
8.75%, 10/15/26 (a)		77	53,900
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		70	69,996
Fresh Market, Inc. (The)
9.75%, 5/01/23 (a)		13	8,170
Hadrian Merger Sub, Inc.
8.50%, 5/01/26 (a)		243	234,265
HCA, Inc.
7.58%, 9/15/25		65	75,352
Immucor, Inc.
11.125%, 2/15/22 (a)		30	30,488
Kronos Acquisition Holdings, Inc.
9.00%, 8/15/23 (a)		8	6,911
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)		42	23,874
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
6.625%, 5/15/22 (a)		106	103,285
Post Holdings, Inc.
5.50%, 12/15/29 (a)		134	135,678
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/01/23 (a)		47	50,105
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
9.75%, 12/01/26 (a)		117	124,123
Spectrum Brands, Inc.
5.75%, 7/15/25		116	120,309
6.625%, 11/15/22		13	13,305
Tenet Healthcare Corp.
6.25%, 2/01/27 (a)		206	213,739
6.75%, 6/15/23		227	233,226
8.125%, 4/01/22		41	43,830
Vizient, Inc.
6.25%, 5/15/27 (a)		16	17,046

	Principal Amount (000)		U.S. $ Value
West Street Merger Sub, Inc.
6.375%, 9/01/25 (a)	U.S.$	41	$37,605

			3,197,155

Energy - 1.9%
American Midstream Partners LP/American Midstream Finance Corp.
9.50%, 12/15/21 (a)		10	9,693
Berry Petroleum Co. LLC
7.00%, 2/15/26 (a)		144	138,344
Bruin E&P Partners LLC
8.875%, 8/01/23 (a)		109	81,724
California Resources Corp.
5.50%, 9/15/21		40	24,038
8.00%, 12/15/22 (a)		3	2,098
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23		87	85,350
8.25%, 7/15/25		19	19,000
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25		107	117,840
Cheniere Energy Partners LP
5.25%, 10/01/25		4	4,148
Chesapeake Energy Corp.
4.875%, 4/15/22		4	3,681
7.00%, 10/01/24		252	207,908
8.00%, 1/15/25		41	34,692
Denbury Resources, Inc.
7.75%, 2/15/24 (a)		87	63,896
9.25%, 3/31/22 (a)		96	84,577
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		154	96,886
5.70%, 10/15/39		91	62,119
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22		127	1,675
8.00%, 11/29/24 (a)		24	15,896
Genesis Energy LP/Genesis Energy Finance Corp.
5.625%, 6/15/24		103	101,097
6.00%, 5/15/23		35	35,153
6.25%, 5/15/26		5	4,930
6.50%, 10/01/25		8	7,993
Global Partners LP/GLP Finance Corp.
7.00%, 8/01/27 (a)		42	42,123
Gulfport Energy Corp.
6.00%, 10/15/24		223	171,271
6.375%, 5/15/25-1/15/26		98	73,859
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (a)		120	124,964
HighPoint Operating Corp.
7.00%, 10/15/22		138	128,475
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (a)		221	215,146
Indigo Natural Resources LLC
6.875%, 2/15/26 (a)		198	166,769

	Principal Amount (000)		U.S. $ Value
Nabors Industries, Inc.
5.50%, 1/15/23	U.S.$	148	$138,662
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23		215	221,946
Nine Energy Service, Inc.
8.75%, 11/01/23 (a)		77	75,093
Parkland Fuel Corp.
6.00%, 4/01/26 (a)		187	193,231
QEP Resources, Inc.
5.25%, 5/01/23		99	90,301
Range Resources Corp.
4.875%, 5/15/25		64	53,983
5.00%, 8/15/22-3/15/23		101	91,399
5.875%, 7/01/22		6	5,625
SandRidge Energy, Inc.
8.125%, 10/15/22 (d) (e) (f) (g)		665	0
SemGroup Corp.
7.25%, 3/15/26		88	85,520
SM Energy Co.
6.125%, 11/15/22		54	52,745
SRC Energy, Inc.
6.25%, 12/01/25		49	42,779
Sunoco LP/Sunoco Finance Corp.
5.875%, 3/15/28		112	116,403
6.00%, 4/15/27		4	4,220
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 7/15/27 (a)		70	76,275
Transocean, Inc.
6.80%, 3/15/38		82	59,441
7.25%, 11/01/25 (a)		20	18,812
9.00%, 7/15/23 (a)		105	110,636
Valaris PLC
7.75%, 2/01/26		9	6,571
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 4/15/23 (a)		144	84,957
Whiting Petroleum Corp.
5.75%, 3/15/21		67	67,074
6.25%, 4/01/23		20	19,564
6.625%, 1/15/26		20	18,850
WPX Energy, Inc.
5.75%, 6/01/26		13	13,356

			3,772,788

Other Industrial - 0.1%
KAR Auction Services, Inc.
5.125%, 6/01/25 (a)		100	103,132
Laureate Education, Inc.
8.25%, 5/01/25 (a)		54	58,921

			162,053

	Principal Amount (000)		U.S. $ Value
Services - 0.5%
ACE Cash Express, Inc.
12.00%, 12/15/22 (a)	U.S.$	8	$7,807
Aptim Corp.
7.75%, 6/15/25 (a)		53	39,211
APX Group, Inc.
7.875%, 12/01/22		113	107,360
8.75%, 12/01/20		38	36,251
Aramark Services, Inc.
5.00%, 4/01/25 (a)		113	116,978
Carriage Services, Inc.
6.625%, 6/01/26 (a)		11	11,283
Harsco Corp.
5.75%, 7/31/27 (a)		172	177,461
Monitronics International, Inc.
9.125%, 4/01/20 (d) (g) (k) (l)		33	1,678
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (a)		135	134,947
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (a)		48	50,400
Refinitiv US Holdings, Inc.
6.25%, 5/15/26(a)		18	19,370
8.25%, 11/15/26(a)		58	64,236
Ritchie Bros Auctioneers, Inc.
5.375%, 1/15/25 (a)		25	25,998
Sabre GLBL, Inc.
5.25%, 11/15/23 (a)		75	77,086
Team Health Holdings, Inc.
6.375%, 2/01/25 (a)		92	75,757
Verscend Escrow Corp.
9.75%, 8/15/26 (a)		103	109,829

			1,055,652

Technology - 0.6%
ADT Security Corp. (The)
3.50%, 7/15/22		166	164,844
Amkor Technology, Inc.
6.625%, 9/15/27 (a)		144	150,089
Ascend Learning LLC
6.875%, 8/01/25 (a)		35	36,217
Banff Merger Sub, Inc.
9.75%, 9/01/26 (a)		124	109,923
CDK Global, Inc.
5.875%, 6/15/26		78	83,017
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%, 3/01/25 (a)		13	13,044
CommScope, Inc.
5.50%, 6/15/24 (a)		104	96,343
6.00%, 3/01/26 (a)		166	167,974
8.25%, 3/01/27 (a)		112	110,421

	Principal Amount (000)		U.S. $ Value
Exela Intermediate LLC/Exela Finance, Inc.
10.00%, 7/15/23 (a)	U.S.$	14	$11,462
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/Greeneden US Ho
10.00%, 11/30/24 (a)		18	19,641
Harland Clarke Holdings Corp.
9.25%, 3/01/21 (a)		45	43,116
Rackspace Hosting, Inc.
8.625%, 11/15/24 (a)		32	29,267
Riverbed Technology, Inc.
8.875%, 3/01/23 (a)		14	8,361
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (a)		62	66,472

			1,110,191

Transportation - Services - 0.7%
Algeco Global Finance PLC
8.00%, 2/15/23 (a)		200	205,514
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 7/15/27 (a)		13	13,133
Europcar Mobility Group
4.00%, 4/30/26	EUR	150	171,061
Herc Holdings, Inc.
5.50%, 7/15/27 (a)	U.S.$	65	65,089
Hertz Corp. (The)
6.25%, 10/15/22		36	36,415
7.375%, 1/15/21		106	106,071
7.625%, 6/01/22 (a)		133	138,090
United Rentals North America, Inc.
5.50%, 5/15/27		76	79,788
6.50%, 12/15/26		38	41,282
XPO Logistics, Inc.
6.75%, 8/15/24 (a)		407	434,202

			1,290,645

			25,562,798

Financial Institutions - 3.7%
Banking - 2.5%
Ally Financial, Inc.
8.00%, 11/01/31		76	101,540
Banco Bilbao Vizcaya Argentaria SA
5.875%, 9/24/23 (a)(m)	EUR	200	230,591
Banco Santander SA
6.75%, 4/25/22 (a)(m)		200	240,467
Barclays PLC
8.00%, 6/15/24 (m)	U.S.$	200	210,046
CIT Group, Inc.
5.25%, 3/07/25		9	9,862

	Principal Amount (000)		U.S. $ Value
Citigroup, Inc.
Series T
6.25%, 8/15/26 (m)	U.S.$	69	$77,077
Danske Bank A/S Series E
5.875%, 4/06/22 (a)(m)	EUR	200	234,646
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (m)	U.S.$	97	94,536
Series Q
5.50%, 8/10/24 (m)		41	42,419
Royal Bank of Scotland Group PLC
Series U
4.65% (LIBOR 3 Month + 2.32%), 9/30/27 (m)(n)		3,300	3,123,523
Standard Chartered PLC
3.776% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(m)(n)		600	504,707

			4,869,414

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
0.00%, 5/25/10-1/12/12 (d)(e)(g)(o)		875	11,988
LPL Holdings, Inc.
5.75%, 9/15/25 (a)		80	83,191

			95,179

Finance - 0.5%
CNG Holdings, Inc.
12.50%, 6/15/24 (a)		48	47,286
Compass Group Diversified Holdings LLC
8.00%, 5/01/26 (a)		43	45,036
Curo Group Holdings Corp.
8.25%, 9/01/25 (a)		114	100,337
Enova International, Inc.
8.50%, 9/01/24-9/15/25 (a)		27	26,160
goeasy Ltd.
7.875%, 11/01/22 (a)		28	29,284
Navient Corp.
5.875%, 3/25/21		5	5,195
6.50%, 6/15/22		60	64,186
6.625%, 7/26/21		325	345,416
7.25%, 9/25/23		65	70,987
SLM Corp.
5.125%, 4/05/22		31	31,372
Springleaf Finance Corp.
6.875%, 3/15/25		76	84,957
TMX Finance LLC/TitleMax Finance Corp.
11.125%, 4/01/23 (a)		73	67,268

			917,484

	Principal Amount (000)		U.S. $ Value
Insurance - 0.2%
Acrisure LLC/Acrisure Finance, Inc.
7.00%, 11/15/25 (a)	U.S.$	44	$40,359
10.125%, 8/01/26 (a)		49	50,383
Genworth Holdings, Inc.
7.20%, 2/15/21		66	67,514
Polaris Intermediate Corp.
8.50% (8.50% Cash or 9.25% PIK), 12/01/22 (a)(i)		266	246,434
WellCare Health Plans, Inc.
5.25%, 4/01/25		61	63,371

			468,061

Other Finance - 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.625%, 7/15/26 (a)		17	17,764
9.75%, 7/15/27 (a)		145	151,728
Intrum AB
3.50%, 7/15/26 (a)	EUR	101	112,637
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (a)	U.S.$	34	35,037

			317,166

REITS - 0.3%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
5.75%, 5/15/26 (a)		94	97,655
GEO Group, Inc. (The)
6.00%, 4/15/26		47	38,542
Iron Mountain, Inc.
4.875%, 9/15/27 (a)		170	169,575
5.25%, 3/15/28 (a)		33	33,327
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.625%, 5/01/24		55	58,848
5.75%, 2/01/27 (a)		65	70,136
Realogy Group LLC/Realogy Co-Issuer Corp.
9.375%, 4/01/27 (a)		116	100,301

			568,384

			7,235,688

Utility - 0.3%
Electric - 0.3%
Calpine Corp.
5.25%, 6/01/26 (a)		34	34,384
5.375%, 1/15/23		11	10,983
5.50%, 2/01/24		164	164,182
5.75%, 1/15/25		64	63,736
Talen Energy Supply LLC
6.50%, 6/01/25		104	83,658
7.25%, 5/15/27 (a)		30	29,651

	Principal Amount (000)		U.S. $ Value
Vistra Operations Co. LLC
5.625%, 2/15/27 (a)	U.S.$	270	$285,080
			671,674

Total Corporates - Non-Investment Grade (cost $33,970,869)			33,470,160

CORPORATES - INVESTMENT GRADE - 10.7%
Financial Institutions - 6.3%
Banking - 5.2%
American Express Credit Corp.
2.375%, 5/26/20		1,500	1,500,423
Bank of America Corp.
Series DD
6.30%, 3/10/26 (m)		86	96,760
Series JJ
5.125%, 6/20/24 (m)		114	115,592
Series Z
6.50%, 10/23/24 (m)		4	4,442
Credit Agricole SA
6.50%, 6/23/21 (a) (m)	EUR	156	187,641
Credit Agricole SA/London
2.75%, 6/10/20 (a)	U.S.$	1,000	1,003,363
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		693	689,794
HSBC Bank USA NA
4.875%, 8/24/20		1,500	1,535,954
JPMorgan Chase & Co.
Series FF
5.00%, 8/01/24 (m)		114	114,901
M&T Bank Corp.
Series G
5.00%, 8/01/24 (m)		59	59,902
Macquarie Group Ltd.
7.625%, 8/13/19 (a)		115	115,175
Morgan Stanley
Series G
5.50%, 7/24/20		175	180,141
National Australia Bank Ltd./New York
Series G
2.625%, 1/14/21		1,750	1,759,067
National Westminster Bank PLC
1.797% (EURIBOR 3 Month + 2.15%), 10/05/19 (m) (n)	EUR	200	218,160
Nordea Bank Abp
2.50%, 9/17/20 (a)	U.S.$	1,000	1,001,476
Royal Bank of Canada
Series G
2.50%, 1/19/21		1,500	1,504,656
Wells Fargo & Co.
Series S
5.90%, 6/15/24 (m)		154	163,240

			10,250,687

	Principal Amount (000)		U.S. $ Value
Finance - 0.0%
Park Aerospace Holdings Ltd.
4.50%, 3/15/23 (a)	U.S.$	36	$37,374
5.25%, 8/15/22 (a)		10	10,567

			47,941

Insurance - 0.6%
ACE Capital Trust II
9.70%, 4/01/30		20	29,069
Aetna, Inc.
6.75%, 12/15/37		257	325,686
Berkshire Hathaway, Inc.
0.625%, 1/17/23	EUR	138	157,341
Cigna Holding Co.
5.125%, 6/15/20	U.S.$	90	91,949
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		96	120,580
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		165	268,296
SCOR SE
3.00%, 6/08/46 (a)	EUR	100	122,609

			1,115,530

REITS - 0.5%
GLP Capital LP/GLP Financing II, Inc.
5.25%, 6/01/25	U.S.$	100	108,225
5.75%, 6/01/28		56	62,618
HCP, Inc.
4.20%, 3/01/24		16	17,017
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		14	14,507
5.25%, 8/01/26		86	89,503
5.50%, 5/01/24		63	64,849
Sabra Health Care LP
5.125%, 8/15/26		105	110,334
Sabra Health Care LP/Sabra Capital Corp.
4.80%, 6/01/24		63	65,008
Spirit Realty LP
4.45%, 9/15/26		107	111,878
Ventas Realty LP
4.125%, 1/15/26		28	29,881
Weyerhaeuser Co.
7.375%, 3/15/32		204	283,631

			957,451

			12,371,609

Industrial - 3.9%
Basic - 1.0%
ArcelorMittal
6.75%, 3/01/41		58	67,699
Equate Petrochemical BV
3.00%, 3/03/22 (a)		653	654,632
Glencore Finance Canada Ltd.
4.95%, 11/15/21 (a)		1,000	1,045,667

	Principal Amount (000)		U.S. $ Value
Gold Fields Orogen Holdings BVI Ltd.
5.125%, 5/15/24 (a)	U.S.$	223	$233,035

			2,001,033

Capital Goods - 0.1%
Republic Services, Inc.
5.25%, 11/15/21		200	212,408

Communications - Telecommunications - 0.0%
Qwest Corp.
6.75%, 12/01/21		67	71,940

Consumer Cyclical - Automotive - 0.6%
Daimler Finance North America LLC
2.45%, 5/18/20 (a)		1,000	999,394
General Motors Financial Co., Inc.
2.20%, 4/01/24 (a)	EUR	133	156,497

			1,155,891

Consumer Cyclical - Entertainment - 0.0%
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (a)	U.S.$	24	25,727

Consumer Cyclical - Other - 0.4%
Lennar Corp.
5.875%, 11/15/24		113	123,892
MDC Holdings, Inc.
6.00%, 1/15/43		170	167,473
Standard Industries, Inc./NJ
5.375%, 11/15/24 (a)		130	133,430
5.50%, 2/15/23 (a)		180	184,571
Toll Brothers Finance Corp.
4.875%, 3/15/27		138	145,603

			754,969

Consumer Non-Cyclical - 0.8%
Altria Group, Inc.
9.25%, 8/06/19		34	34,024
Gilead Sciences, Inc.
2.55%, 9/01/20		1,500	1,502,669
HCA, Inc.
4.75%, 5/01/23		5	5,335

			1,542,028

Energy - 0.5%
Boardwalk Pipelines LP
4.45%, 7/15/27		57	58,209
Crescent Point Energy Corp.
5.13%, 4/14/21 (e)(f)		750	771,410
EQM Midstream Partners LP
Series 10Y
5.50%, 7/15/28		53	52,447

			882,066

	Principal Amount (000)		U.S. $ Value
Technology - 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875%, 1/15/27	U.S.$	113	$110,180
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (a)		49	54,092
Ingram Micro, Inc.
5.45%, 12/15/24		21	21,545
International Business Machines Corp.
0.375%, 1/31/23	EUR	295	332,350
0.875%, 1/31/25		219	253,234
Micron Technology, Inc.
4.185%, 2/15/27	U.S.$	85	86,029
4.975%, 2/06/26		21	22,320
Western Digital Corp.
4.75%, 2/15/26		132	130,690

			1,010,440

			7,656,502

Utility - 0.5%
Electric - 0.0%
TECO Finance, Inc.
5.15%, 3/15/20		55	55,861

Natural Gas - 0.5%
GNL Quintero SA
4.634%, 7/31/29 (a)		836	888,250

			944,111

Total Corporates - Investment Grade (cost $20,502,657)			20,972,222

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.6%
Risk Share Floating Rate - 7.2%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.616% (LIBOR 1 Month + 1.35%), 8/25/28 (a)(n)		305	305,933
Connecticut Avenue Securities Trust
Series 2019-R02, Class 1M2
4.566% (LIBOR 1 Month + 2.30%), 8/25/31 (a)(n)		161	162,118
Eagle RE Ltd.
Series 2018-1, Class M1
3.966% (LIBOR 1 Month + 1.70%), 11/25/28 (a)(n)		365	364,151
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3
6.266% (LIBOR 1 Month + 4.00%), 8/25/24 (n)		2,699	2,886,294
Series 2015-DNA1, Class B
11.466% (LIBOR 1 Month + 9.20%), 10/25/27 (n)		496	655,954

	Principal Amount (000)		U.S. $ Value
Series 2015-HQ1, Class B
13.016% (LIBOR 1 Month + 10.75%), 3/25/25 (n)	U.S.$	1,143	$1,537,756
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C04, Class 2M2
7.266% (LIBOR 1 Month + 5.00%), 11/25/24 (n)		827	900,691
Series 2015-C01, Class 1M2
6.566% (LIBOR 1 Month + 4.30%), 2/25/25 (n)		483	518,957
Series 2015-C02, Class 1M2
6.266% (LIBOR 1 Month + 4.00%), 5/25/25 (n)		587	623,920
Series 2015-C03, Class 1M2
7.266% (LIBOR 1 Month + 5.00%), 7/25/25 (n)		450	490,578
Series 2015-C03, Class 2M2
7.266% (LIBOR 1 Month + 5.00%), 7/25/25 (n)		2,539	2,705,942
Series 2015-C04, Class 1M2
7.966% (LIBOR 1 Month + 5.70%), 4/25/28 (n)		742	820,864
Series 2015-C04, Class 2M2
7.816% (LIBOR 1 Month + 5.55%), 4/25/28 (n)		1,015	1,101,763
Series 2016-C02, Class 1M2
8.266% (LIBOR 1 Month + 6.00%), 9/25/28 (n)		696	767,562
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A 4.404% (LIBOR 1 Month + 2.00%), 3/27/24 (j)(n)		325	324,393

			14,166,876

Non-Agency Fixed Rate - 2.6%
Alternative Loan Trust
Series 2005-86CB, Class A8
5.50%, 2/25/36		420	364,824
Series 2006-24CB, Class A1
6.00%, 8/01/36		652	548,436
Series 2006-32CB, Class A5
6.00%, 11/25/36		989	854,712
Series 2006-J1, Class 1A11
5.50%, 2/25/36		392	353,040
BCAP LLC Trust
Series 2009-RR10, Class 10A2
6.00%, 1/26/38 (a)		2,015	1,644,891
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-9, Class A2
6.00%, 5/25/36		543	441,677
GSR Mortgage Loan Trust
Series 2006-9F, Class 4A1
6.50%, 10/25/36		388	310,653

	Principal Amount (000)		U.S. $ Value
Morgan Stanley Mortgage Loan Trust
Series 2007-6XS, Class 2A5S
6.00%, 2/25/47	U.S.$	709	$449,707
Residential Accredit Loans, Inc. Trust
Series 2005-QA10, Class A31
4.804%, 9/25/35		229	204,977

			5,172,917

Agency Fixed Rate - 0.6%
Federal National Mortgage Association REMICs
Series 2016-26, Class IO
5.00%, 5/25/46 (p)		2,142	390,490
Series 2016-33, Class NI
5.00%, 7/25/34 (p)		4,174	765,107

			1,155,597

Non-Agency Floating Rate - 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
2.456% (LIBOR 1 Month + 0.19%), 12/25/36 (n)		452	244,697
GreenPoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1
4.509% (12MTA + 2.00%), 3/25/36 (n)		198	196,911

			441,608

Total Collateralized Mortgage Obligations (cost $20,368,332)			20,936,998

INFLATION-LINKED SECURITIES - 9.6%
United States - 9.6%
U.S. Treasury Inflation Index 0.375%, 1/15/27 (TIPS) (c) (cost $18,515,251)		18,760	18,918,609

	Shares
INVESTMENT COMPANIES - 1.7%
Funds and Investment Trusts - 1.7%
Financial Select Sector SPDR Fund (q) (cost $3,178,537)		116,987	3,304,883

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 1.4%
Hungary - 0.3%
Hungary Government International Bond
6.375%, 3/29/21	U.S.$	510	541,809

	Principal Amount (000)		U.S. $ Value
Mexico - 0.6%
Mexico Government International Bond
4.15%, 3/28/27	U.S.$	1,245	$1,296,045

Qatar - 0.5%
Qatar Government International Bond
3.875%, 4/23/23 (a)		800	843,357
5.25%, 1/20/20 (a)		100	101,150

			944,507

Total Governments - Sovereign Bonds (cost $2,657,811)			2,782,361

EMERGING MARKETS - SOVEREIGNS - 1.2%
Argentina - 0.2%
Argentine Republic Government International Bond
5.875%, 1/11/28		184	145,647
6.875%, 1/26/27-1/11/48		297	235,520
Series NY
3.75%, 12/31/38		89	53,456

			434,623

Costa Rica - 0.2%
Costa Rica Government International Bond
7.158%, 3/12/45 (a)		360	374,175

Ecuador - 0.1%
Ecuador Government International Bond
9.65%, 12/13/26 (a)		275	295,109

Gabon - 0.2%
Gabon Government International Bond
6.95%, 6/16/25 (a)		360	360,113

Ivory Coast - 0.4%
Ivory Coast Government International Bond
5.125%, 6/15/25 (a)	EUR	144	169,869
6.375%, 3/03/28 (a)	U.S.$	225	225,844
6.625%, 3/22/48 (a)	EUR	310	348,103

			743,816

Senegal - 0.1%
Senegal Government International Bond
6.75%, 3/13/48 (a)	U.S.$	235	226,114

Total Emerging Markets - Sovereigns (cost $2,230,332)			2,433,950

	Principal Amount (000)		U.S. $ Value
BANK LOANS - 1.1%
Industrial - 1.1%
Basic - 0.0%
Starfruit Finco B.V. (Starfruit US Holdco LLC) (fka AkzoNobel)
5.61% (LIBOR 1 Month + 3.25%), 10/01/25 (d)(r)	U.S.$	17	$17,136

Capital Goods - 0.2%
BWay Holding Company
5.59% (LIBOR 3 Month + 3.25%), 4/03/24 (r)		220	215,927
Honeywell Technologies SARL (fka Garrett Motion Inc.)
4.82% (LIBOR 3 Month + 2.50%), 9/27/25 (d)(r)		15	15,175
Panther BF Aggregator 2 L P
5.734% (LIBOR 1 Month + 3.50%), 4/30/26 (r)		100	99,938

			331,040

Communications - Media - 0.1%
Diamond Sports Group, LLC
7/17/26 (s)		38	37,562
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.)
6.579% (LIBOR 3 Month + 4.00%), 5/01/26 (r)		66	66,765
Univision Communications Inc.
4.984% (LIBOR 1 Month + 2.75%), 3/15/24 (r)		110	107,577

			211,904

Consumer Cyclical - Other - 0.0%
Stars Group Holdings B.V.
5.83% (LIBOR 3 Month + 3.50%), 7/10/25 (r)		18	17,985

Consumer Cyclical - Restaurants - 0.0%
Whatabrands LLC
7/18/26 (s)		23	23,149

Consumer Cyclical - Retailers - 0.1%
PetSmart, Inc.
3/11/22 (s)		78	76,438
Specialty Building Products Holdings, LLC
7.984% (LIBOR 1 Month + 5.75%), 10/01/25 (d)(r)		78	78,287

			154,725

Consumer Non-Cyclical - 0.3%
athenahealth, Inc.
7.045% (LIBOR 3 Month + 4.50%), 2/11/26 (r)		84	84,300

	Principal Amount (000)		U.S. $ Value
BI-LO, LLC
10.338% (LIBOR 3 Month + 8.00%), 5/31/24 (r)	U.S.$	66	$63,410
10.474% (LIBOR 3 Month + 8.00%), 5/31/24 (r)		64	61,398
10.562% (LIBOR 3 Month + 8.00%), 5/31/24 (r)		67	64,365
Envision Healthcare Corporation
5.984% (LIBOR 1 Month + 3.75%), 10/10/25 (r)		50	42,650
Regionalcare Hospital Partners Holdings, Inc.
6.769% (LIBOR 1 Month + 4.50%), 11/16/25 (r)		67	67,032
U.S. Renal Care, Inc.
(LIBOR 1 Month + 5.00%) 6/26/26 (s)		120	117,351

			500,506

Energy - 0.3%
Blackstone CQP Holdco LP
5.887% (LIBOR 3 Month + 3.50%), 9/30/24 (r)		82	82,125
California Resources Corporation
12.616% (LIBOR 1 Month + 10.38%), 12/31/21 (r)		262	262,596
Citgo Petroleum Corp.
3/28/24 (d)(s)		45	44,543
Triton Solar US Acquisition Co.
8.33% (LIBOR 3 Month + 6.00%), 10/29/24 (r)		155	144,240

			533,504

Other Industrial - 0.0%
American Tire Distributors, Inc.
9.734% (LIBOR 1 Month + 7.50%), 9/02/24 (e)(r)		36	33,103

Services - 0.0%
Allied Universal Holdco LLC (fka USAGM Holdco, LLC)
7/10/26 (t)		1	1,477
Allied Universal Holdco LLC (fka USAGM Holdco, LLC)
6.507% (LIBOR 3 Month + 4.25%), 7/10/26 (r)		15	14,913
Parexel International Corporation
4.984% (LIBOR 1 Month + 2.75%), 9/27/24 (s)		14	13,189
Refinitiv US Holdings Inc. (fka Financial & Risk US Holdings, Inc.)
5.984% (LIBOR 1 Month + 3.75%), 10/01/25 (r)		22	22,364

	Principal Amount (000)		U.S. $ Value
Team Health Holdings, Inc.
4.984% (LIBOR 1 Month + 2.75%), 2/06/24 (r)	U.S.$	40	$34,844

			86,787

Technology - 0.1%
Avaya Inc.
6.575% (LIBOR 1 Month + 4.25%), 12/15/24 (r)		60	57,511
Boxer Parent Company Inc. (fka BMC Software, Inc.)
6.58% (LIBOR 3 Month + 4.25%), 10/02/25 (r)		139	133,981

			191,492

			2,101,331

Financial Institutions - 0.0%
Finance - 0.0%
Ellie Mae, Inc.
6.525% (LIBOR 3 Month + 4.00%), 4/17/26 (r)		57	57,133
Jefferies Finance LLC
6.188% (LIBOR 1 Month + 3.75%), 6/03/26 (r)		16	15,955

			73,088

Total Bank Loans (cost $2,179,719)			2,174,419

EMERGING MARKETS - CORPORATE BONDS - 0.8%
Industrial - 0.7%
Consumer Cyclical - Other - 0.1%
Wynn Macau Ltd.
5.50%, 10/01/27 (a)		211	212,057

Consumer Non-Cyclical - 0.3%
BRF SA
3.95%, 5/22/23 (a)		250	247,000
Turkiye Sise ve Cam Fabrikalari AS
6.95%, 3/14/26 (a)		225	227,250
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (d)(g)(j)(o)		804	31,323

			505,573

Energy - 0.3%
Petrobras Global Finance BV
5.999%, 1/27/28		515	562,109

			1,279,739

Financial Institutions - 0.1%
Banking - 0.1%
Yapi ve Kredi Bankasi AS
8.25%, 10/15/24 (a)		225	230,626

	Principal Amount (000)			U.S. $ Value
Utility - 0.0%
Electric - 0.0%
Terraform Global Operating LLC
6.125%, 3/01/26 (j)	U.S.$	85		$85,880

Total Emerging Markets - Corporate Bonds (cost $1,865,181)				1,596,245

ASSET-BACKED SECURITIES - 0.8%
Other ABS - Fixed Rate - 0.6%
DB Master Finance LLC
Series 2017-1A, Class A2I
3.629%, 11/20/47 (a)(d)		71		71,884
SoFi Consumer Loan Program Trust
Series 2018-1, Class R1
Zero Coupon, 2/25/27 (d)(f)(j)		15		930,050
Wendy’s Funding LLC
Series 2018-1A, Class A2I
3.573%, 3/15/48 (a)(d)		83		83,369

				1,085,303

Autos - Fixed Rate - 0.2%
DT Auto Owner Trust
Series 2018-1A, Class A
2.59%, 5/17/21 (a)		0	**	230
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (a)		350		374,346

				374,576

Total Asset-Backed Securities (cost $2,010,775)				1,459,879

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%
Non-Agency Floating Rate CMBS - 0.4%
BHMS
Series 2018-ATLS, Class A
3.575% (LIBOR 1 Month + 1.25%), 7/15/35 (a)(n)		600		600,732
CLNS Trust
Series 2017-IKPR, Class F
6.869% (LIBOR 1 Month + 4.50%), 6/11/32 (a)(d)(n)		203		204,525

				805,257

Non-Agency Fixed Rate CMBS - 0.3%
DBUBS Mortgage Trust
Series 2011-LC2A, Class E
5.53%, 7/10/44 (a)(d)		600		607,185

Total Commercial Mortgage-Backed Securities (cost $1,350,050)				1,412,442

Company	Shares	U.S. $ Value
COMMON STOCKS - 0.5%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Golden Energy Offshore Services AS (e)(g)	757,891	$521,987
Paragon Offshore Ltd.-Class A (d)(e)(g)	3,303	661
Paragon Offshore Ltd.-Class B (d)(e)(g)	4,955	135,024
Peabody Energy Corp.	806	16,974

		674,646

Consumer Discretionary - 0.1%
Auto Components - 0.0%
ATD New Holdings, Inc. (d)(e)(g)	1,311	38,674
Exide Corp. (d)(e)(f)	14,137	17,813
Exide Technologies (d)(e)(f)(g)	2,970	3,742

		60,229

Diversified Consumer Services - 0.0%
Laureate Education, Inc.-Class A (g)	889	14,571

Hotels, Restaurants & Leisure - 0.1%
eDreams ODIGEO SA (g)	23,841	108,603

		183,403

Information Technology - 0.0%
Software - 0.0%
Avaya Holdings Corp. (g)	5,422	65,281

Communication Services - 0.0%
Media - 0.0%
Clear Channel Outdoor Holdings, Inc. (g)	6,303	19,098
iHeartMedia, Inc.-Class A (e)(g)	2,651	39,659

		58,757

Health Care - 0.0%
Pharmaceuticals - 0.0%
Horizon Therapeutics PLC (g)	1,344	33,452

Materials - 0.0%
Paper & Forest Products - 0.0%
Resolute Forest Products, Inc. (g)	48	293

Total Common Stocks (cost $1,645,591)		1,015,832

	Principal Amount (000)
EMERGING MARKETS - TREASURIES - 0.3%
Dominican Republic - 0.3%
Dominican Republic International Bond 15.95%, 6/04/21 (a) (cost $713,507)	DOP 27,000	592,884

Company	Notional Amount		U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.2%
Swaptions - 0.2%
IRS Swaption Expiration: Jan 2020; Contracts: 42,600,000; Exercise Rate: 1.85%; Counterparty: Barclays Bank PLC (g) (premiums paid $384,000)	USD	42,600,000	$396,340

	Principal Amount (000)
LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.1%
United States - 0.1%
Alameda Corridor Transportation Authority NATL Series 1999C 6.60%, 10/01/29 (cost $110,012)	U.S.$	100	125,142

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.0%
Swaptions - 0.0%
IRS Swaption
Expiration: Apr 2020; Contracts: 300,000,000;
Exercise Rate: (0.07)%;
Counterparty: Morgan Stanley Capital Services LLC (g) (premiums paid $601,858)	EUR	300,000,000	31,410

	Principal Amount (000)
QUASI-SOVEREIGNS - 0.0%
Quasi-Sovereign Bonds - 0.0%
United States - 0.0%
Citgo Holding, Inc. 9.25%, 8/01/24 (a) (cost $18,000)	U.S.$	18	18,732

	Shares
WARRANTS - 0.0%
Avaya Holdings Corp., expiring 12/15/22 (g)		4,331	3,032
iHeartMedia, Inc., expiring 5/01/39 (e)(g)		29	399
SandRidge Energy, Inc., A-CW22, expiring 10/03/22 (e)(g)		1,292	5
SandRidge Energy, Inc., B-CW22, expiring 10/03/22 (e)(g)		544	299

Total Warrants (cost $1,156)			3,735

Company	Shares			U.S. $ Value
SHORT-TERM INVESTMENTS - 5.2%
Investment Companies - 4.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.31% (q)(u)(v) (cost $9,707,343)		9,707,343		$9,707,343

	Principal Amount (000)
Time Deposits - 0.3%
Barclays, London
1.75%, 8/01/19	U.S.$	432		432,321
BBH, Grand Cayman
0.37%, 8/01/19	GBP	0	**	19
Citibank, London
(0.58)%, 8/01/19	EUR	54		60,136

Total Time Deposits (cost $492,811)				492,476

Total Short-Term Investments (cost $10,200,154)				10,199,819

Total Investments - 94.6% (cost $186,080,935) (w)				186,302,237
Other assets less liabilities - 5.4%				10,680,373

Net Assets - 100.0%				$196,982,610

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
3 Yr Australian Bond Futures	144	September 2019	$11,368,717	$52,038
EURO STOXX 50 Index Futures	194	September 2019	7,403,815	157,663
Nikkei 225 (CME) Futures	113	September 2019	12,076,875	205,100
U.S. T-Note 2 Yr (CBT) Futures	1,499	September 2019	321,394,969	1,435,155
Sold Contracts
10 Yr Australian Bond Futures	65	September 2019	6,455,142	(99,201)
10 Yr Canadian Bond Futures	27	September 2019	2,911,327	(14,730)
Euro Buxl 30 Yr Bond Futures	194	September 2019	44,880,126	(2,540,720)
Euro-BOBL Futures	4	September 2019	597,780	(4,904)
Euro-Bono Futures	49	September 2019	8,634,401	(301,325)
Euro-Bund Futures	180	September 2019	34,884,448	(812,937)
Long Gilt Futures	59	September 2019	9,530,539	(253,995)
S&P 500 E-Mini Futures	121	September 2019	18,042,613	(506,839)
U.S. 10 Yr Ultra Futures	294	September 2019	40,526,063	(1,164,859)
U.S. T-Note 5 Yr (CBT) Futures	666	September 2019	78,291,422	(472,265)
U.S. T-Note 10 Yr (CBT) Futures	28	September 2019	3,567,813	(74,531)
U.S. Ultra Bond (CBT) Futures	3	September 2019	532,688	(19,125)

				$(4,415,475)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	1,078	TWD	33,659	9/11/19	$4,911
Australia and New Zealand Banking Group Ltd.	USD	1,010	TWD	31,192	9/11/19	(6,288)
Bank of America, NA	EUR	707	USD	799	10/10/19	11,621
Bank of America, NA	USD	1,614	EUR	1,430	10/10/19	(22,944)
Bank of America, NA	ILS	8,082	USD	2,286	10/16/19	(26,683)
Barclays Bank PLC	USD	1,015	RUB	64,457	8/06/19	(2,483)
Barclays Bank PLC	IDR	15,606,095	USD	1,095	8/22/19	(10,312)
Barclays Bank PLC	USD	2,137	TWD	65,904	9/11/19	(16,932)
BNP Paribas SA	USD	148	KRW	172,999	8/26/19	(2,540)
BNP Paribas SA	AUD	1,365	USD	943	9/05/19	8,446
BNP Paribas SA	CHF	1,534	USD	1,563	9/12/19	15,031
BNP Paribas SA	CAD	2,072	USD	1,580	9/19/19	8,279
Brown Brothers Harriman & Co.	USD	837	GBP	658	8/28/19	(35,073)
Brown Brothers Harriman & Co.	JPY	102,102	USD	946	9/12/19	4,723
Brown Brothers Harriman & Co.	USD	1,080	ZAR	15,590	9/18/19	783
Brown Brothers Harriman & Co.	EUR	3,287	USD	3,713	10/10/19	53,188
Brown Brothers Harriman & Co.	USD	932	EUR	824	10/10/19	(14,474)
Citibank, NA	USD	650	KRW	754,724	8/26/19	(14,176)
Citibank, NA	CAD	22,572	USD	17,248	9/19/19	129,292
Citibank, NA	NOK	9,488	USD	1,118	9/20/19	45,096
Credit Suisse International	MXN	39,662	USD	1,987	8/29/19	(72,743)
Deutsche Bank AG	IDR	22,387,796	USD	1,532	8/22/19	(53,826)
Goldman Sachs Bank USA	USD	1,897	IDR	26,648,555	8/22/19	(9,555)
Goldman Sachs Bank USA	CHF	587	USD	593	9/12/19	(272)
Goldman Sachs Bank USA	JPY	129,111	USD	1,214	9/12/19	23,804
Goldman Sachs Bank USA	USD	3,788	JPY	402,793	9/12/19	(74,263)
Goldman Sachs Bank USA	IDR	26,648,555	USD	1,873	11/21/19	13,193
HSBC Bank USA	SGD	1,259	USD	925	8/22/19	8,611
JPMorgan Chase Bank, NA	USD	2,301	KRW	2,663,967	8/26/19	(57,511)
JPMorgan Chase Bank, NA	USD	2,653	MXN	53,255	8/29/19	112,456
JPMorgan Chase Bank, NA	USD	538	NOK	4,636	9/20/19	(14,096)
JPMorgan Chase Bank, NA	EUR	752	USD	849	10/10/19	11,752
Morgan Stanley Capital Services LLC	USD	1,435	RUB	93,378	8/06/19	31,485
Morgan Stanley Capital Services LLC	MYR	7,392	USD	1,779	8/21/19	(9,686)
Morgan Stanley Capital Services LLC	USD	1,893	AUD	2,685	9/05/19	(54,104)
Morgan Stanley Capital Services LLC	JPY	103,781	USD	958	9/12/19	1,156
Morgan Stanley Capital Services LLC	ZAR	15,582	USD	1,078	9/18/19	(1,842)
Royal Bank of Scotland PLC	BRL	3,952	USD	1,050	8/02/19	14,151
Royal Bank of Scotland PLC	USD	1,030	BRL	3,952	8/02/19	5,103
Royal Bank of Scotland PLC	EUR	15,445	USD	17,447	10/10/19	251,035
Societe Generale	USD	2,145	CHF	2,111	9/12/19	(14,093)
Standard Chartered Bank	IDR	17,308,627	USD	1,191	8/22/19	(35,175)
Standard Chartered Bank	SGD	2,889	USD	2,120	8/22/19	16,557
Standard Chartered Bank	USD	1,974	IDR	28,653,962	8/22/19	56,331
Standard Chartered Bank	KRW	1,242,695	USD	1,052	8/26/19	5,843
Standard Chartered Bank	TWD	99,134	USD	3,160	9/11/19	(29,181)
Standard Chartered Bank	EUR	826	USD	932	10/10/19	12,456
Standard Chartered Bank	USD	1,997	INR	138,603	10/24/19	(11,997)
UBS AG	BRL	3,952	USD	1,049	8/02/19	13,427
UBS AG	USD	1,050	BRL	3,952	8/02/19	(14,151)
UBS AG	USD	1,046	BRL	3,952	9/04/19	(13,185)

						$241,145

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
Call
OTC - 1 Year Interest Rate Swap (x)	3 Month LIBOR	Barclays Bank PLC	2.29%	1/16/20	USD	9,070	$324,000	$(418,423)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Assured Guaranty Municipal Corp.	(1.00)%	Quarterly	0.48%	USD	22,000	$(560,134)	$(326,781)	$(233,353)
Brazilian Government International Bond, 4.250% 1/07/25, 6/20/24*	(1.00)	Quarterly	1.26	USD	25,000	269,768	711,772	(442,004)
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)	Quarterly	3.17	USD	5,445	(454,075)	(328,945)	(125,130)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	Quarterly	0.11	USD	37,200	(172,608)	(54,887)	(117,721)
CDX-NAIG Series 31, 5 Year Index, 12/20/23*	(1.00)	Quarterly	0.46	USD	22,180	(529,739)	(99,658)	(430,081)
CDX-NAIG Series 32, 5 Year Index, 6/20/24*	(1.00)	Quarterly	0.53	USD	22,180	(513,231)	(360,756)	(152,475)
Chile Government International Bond, 3.875% 8/05/20, 6/20/24*	(1.00)	Quarterly	0.35	USD	80,010	(2,547,676)	(1,785,698)	(761,978)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond, 5.875% 3/13/20, 6/20/24*	(1.00)%	Quarterly	0.79%	USD	20,000	$(220,770)	$62,652	$(283,422)
iTraxx Australia Series 31, 5 Year Index, 6/20/24*	(1.00)	Quarterly	0.59	USD	75,000	(1,509,300)	(787,234)	(722,066)
iTraxx Europe Crossover Series 31, 5 Year Index, 6/20/24*	(1.00)	Quarterly	0.50	EUR	42,950	(1,222,379)	(899,123)	(323,256)
iTraxx Senior Financials Series 23, 5 Year Index, 6/20/20*	(1.00)	Quarterly	0.11	EUR	10,160	(103,164)	(32,426)	(70,738)
Korea International Bond, 2.750% 1/19/27, 6/20/24*	(1.00)	Quarterly	0.29	USD	84,590	(2,928,670)	(2,631,921)	(296,749)
People’s Republic of China, 7.500% 10/28/27, 6/20/24*	(1.00)	Quarterly	0.41	USD	62,560	(1,814,837)	(1,397,227)	(417,610)
Sale Contracts
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	5.00	Quarterly	3.17	USD	1,773	147,863	97,520	50,343
CDX-NAIG Series 31, 5 Year Index, 12/20/23*	1.00	Quarterly	0.46	USD	22,180	529,739	394,040	135,699
CDX-NAIG Series 32, 5 Year Index, 6/20/24*	1.00	Quarterly	0.53	USD	75,000	1,735,456	1,232,921	502,535
iTraxx Europe Crossover Series 31, 5 Year Index, 6/20/24*	5.00	Quarterly	2.53	EUR	240	31,240	26,466	4,774

						$(9,862,517)	$(6,179,285)	$(3,683,232)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	163,600	7/25/20	3 Month LIBOR	2.839%	Quarterly/Semi-Annual	$1,167,633	$	– 0	–	$1,167,633
GBP	51,280	11/09/20	6 Month LIBOR	1.22%	Semi-Annual/ Semi-Annual	432,877		– 0	–	432,877
USD	43,730	5/24/21	2.288%	3 Month LIBOR	Semi-Annual/Quarterly	(223,517)		– 0	–	(223,517)
CAD	165,000	6/14/21	3 Month CDOR	1.720%	Semi-Annual/ Semi-Annual	(78,058)		– 0	–	(78,058)
USD	164,170	3/20/23	2.783%	3 Month LIBOR	Semi-Annual/Quarterly	(6,632,705)		– 0	–	(6,632,705)
USD	68,240	7/25/23	2.954%	3 Month LIBOR	Semi-Annual/Quarterly	(2,956,609)		– 0	–	(2,956,609)
GBP	20,940	11/09/23	1.460%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(883,720)		– 0	–	(883,720)
GBP	810	2/29/24	6 Month LIBOR	1.251%	Semi-Annual/ Semi-Annual	26,924		7,879		19,045
GBP	810	2/29/24	1.251%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(26,921)		8,797		(35,718)
CAD	47,610	5/22/24	3 Month CDOR	1.980%	Semi-Annual/ Semi-Annual	264,795		– 0	–	264,795
USD	17,940	5/24/24	2.200%	3 Month LIBOR	Semi-Annual/Quarterly	(297,093)		– 0	–	(297,093)
MXN	117,100	9/11/26	4 Week TIIE	6.290%	Monthly/Monthly	(352,766)		– 0	–	(352,766)
EUR	19,200	10/30/27	6 Month EURIBOR	0.901%	Semi-Annual/ Annual	1,981,713		– 0	–	1,981,713
USD	31,380	3/20/28	3 Month LIBOR	2.898%	Quarterly/Semi-Annual	2,689,150		– 0	–	2,689,150
EUR	28,550	6/05/28	6 Month EURIBOR	0.933%	Semi-Annual/ Annual	2,931,169		– 0	–	2,931,169
CAD	8,010	12/05/46	2.310%	3 Month CDOR	Semi-Annual/ Semi-Annual	(238,126)		– 0	–	(238,126)
EUR	16,540	9/01/47	6 Month EURIBOR	1.468%	Semi-Annual/ Annual	4,990,169		– 0	–	4,990,169
EUR	10,980	6/08/48	6 Month EURIBOR	1.545%	Semi-Annual/ Annual	3,503,249		– 0	–	3,503,249

						$6,298,164		$16,676		$6,281,488

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse International
BellSouth LLC, 6.550%, 6/15/34, 9/20/19*	(1.00)%	Quarterly	0.18%	USD	7,520	$(17,460)	$(5,149)	$(12,311)
Deutsche Bank AG
iTraxx Australia Series 25, 5 Year Index, 6/20/21*	(1.00)	Quarterly	0.12	USD	55,920	(986,759)	368,158	(1,354,917)
iTraxx Japan Series 24, 5 Year Index, 12/20/20*	(1.00)	Quarterly	0.08	JPY	3,720,370	(482,391)	(74,001)	(408,390)
Goldman Sachs International
iTraxx Japan Series 31, 5 Year Index, 6/20/24*	(1.00)	Quarterly	0.55	JPY	3,280,190	(690,157)	(571,632)	(118,525)
United Mexican States, 4.150%, 3/28/27, 12/20/19*	(1.00)	Quarterly	0.33	USD	32,970	(124,250)	(15,236)	(109,014)
Sale Contracts
Bank of America, NA
Genworth Holdings, Inc., 4.800%, 2/15/24, 6/20/20*	5.00	Quarterly	2.14	USD	300	9,289	2,359	6,930
iTraxx Australia Series 25, 5 Year Index, 6/20/21*	1.00	Quarterly	0.12	USD	25,820	455,617	(10,397)	466,014
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6.110%, 6/29/15, 6/20/20*	5.00	Quarterly	0.10	USD	300	14,831	4,213	10,618
iTraxx Japan Series 24, 5 Year Index, 12/20/20*	1.00	Quarterly	0.08	JPY	3,720,370	484,291	217,215	267,076
United Mexican States, 4.150%, 3/28/27, 12/20/19*	1.00	Quarterly	0.33	USD	18,350	69,154	(7,411)	76,565

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
United Mexican States, 4.150%, 3/28/27, 12/20/19*	1.00%	Quarterly	0.33%	USD	14,620	$54,285	$(8,636)	$62,921
Citibank, NA
iTraxx Australia Series 25, 5 Year Index, 6/20/21*	1.00	Quarterly	0.12	USD	30,100	531,142	(56,390)	587,532
Nabors Industries, Inc., 5.500%, 1/15/23, 6/20/20*	1.00	Quarterly	1.58	USD	300	(1,181)	(6,401)	5,220
Safeway Inc., 7.250%, 2/01/31, 6/20/20*	1.00	Quarterly	0.29	USD	300	2,233	(4,667)	6,900
Staples, Inc., 8.500%, 9/15/25, 6/20/20*	1.00	Quarterly	0.40	USD	300	1,941	(2,276)	4,217
Credit Suisse International
AT&T Inc., 3.375%, 11/15/31, 9/20/19*	1.00	Quarterly	0.12	USD	7,520	18,099	5,976	12,123
Avon Products, Inc., 5.000%, 3/15/23, 6/20/20*	1.00	Quarterly	0.64	USD	300	1,313	(9,888)	11,201
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	8,810	(824,469)	133,781	(958,250)
Freeport-McMoran, Inc., 3.550%, 3/01/22, 6/20/20*	1.00	Quarterly	0.23	USD	300	2,405	(4,052)	6,457
Teck Resources Ltd., 3.750%, 2/01/23, 6/20/20*	1.00	Quarterly	0.16	USD	300	2,581	(4,308)	6,889
Transocean Inc., 3.800%, 10/15/22, 6/20/20*	1.00	Quarterly	1.23	USD	300	(274)	(12,070)	11,796
Morgan Stanley & Co., LLC
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	5.00	Quarterly	3.17	USD	23,651	1,972,336	1,345,796	626,540

						$492,576	$1,284,984	$(792,408)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Barclays Bank PLC
Portugal Government Bond	(0.69)%	Maturity	EUR	17,554	9/27/19	$(183,840)
Goldman Sachs International
Bundesrepublik Deutschland	(0.65)%	Maturity	EUR	23,029	9/04/19	(1,693,197)

						$(1,877,037)

**	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate market value of these securities amounted to $39,499,784 or 20.1% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Illiquid security.
(f)	Fair valued by the Adviser.
(g)	Non-income producing security.
(h)	Convertible security.
(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2019.
(j)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.78% of net assets as of July 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide Technologies 7.25%, 4/30/27	5/24/17	$211,324	$67,356	0.03%
Exide Technologies 11.00%, 10/31/24	5/24/17	119,292	105,077	0.06
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 4.404%, 3/27/24	3/21/19	325,430	324,393	0.16%
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero coupon, 2/25/27	2/01/18	1,500,022	930,050	0.47%
Terraform Global Operating LLC 6.125%, 3/01/26	6/04/19	85,210	85,880	0.04%
Virgolino de Oliveira Finance SA 10.50%, 1/28/18	1/23/14	477,436	31,323	0.02%

(k)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Monitronics International, Inc. 9.125%, 04/01/20	4/01/18	$28,357	$1,678	0.00%

(l)	Defaulted.
(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(n)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2019.
(o)	Defaulted matured security.
(p)	IO - Interest Only.
(q)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(r)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at July 31, 2019.
(s)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(t)

This position represents unfunded or partially unfunded loan commitments. Investments in unfunded loan commitments obligate the Fund to fund these commitments at the borrower’s discretion. At period end, the market value and unrealized gain of these unfunded loan commitments amounted to $1,477 and $17, respectively. The coupon rate will be determined at the time of funding and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(u)	Affiliated investments.
(v)	The rate shown represents the 7-day yield as of period end.
(w)

As of July 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $28,756,628 and gross unrealized depreciation of investments was $(32,875,268), resulting in net unrealized depreciation of $(4,118,640).

(x)	One contract relates to 1 share.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

12MTA	-	12 Month Treasury Average
ABS	-	Asset-Backed Securities
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
EURIBOR	-	Euro Interbank Offered Rate
IRS	-	Interest Rate Swaption
LIBOR	-	London Interbank Offered Rates

NATL	-	National Interstate Corporation
OAT	-	Obligations Assimilables du Trésor
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
SPDR	-	Standard & Poor’s Depository Receipt
TIIE	-	Banco de México Equilibrium Interbank Interest Rate
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN1

July 31, 2019 (unaudited)

63.9%	United States
12.3%	Canada
2.5%	Belgium
2.4%	United Kingdom
1.5%	Indonesia
1.4%	Malaysia
1.3%	France
1.1%	Australia
0.7%	Mexico
0.6%	Germany
0.6%	Switzerland
0.5%	Finland
0.5%	Qatar
5.2%	Other
5.5%	Short-Term

100.0%	Total Investments

[1]

All data are as of July 31, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Argentina, Brazil, Chile, Costa Rica, Denmark, Dominican Republic, Ecuador, Euro Zone, Gabon, Hungary, Ireland, Italy, Ivory Coast, Kuwait, Luxembourg, Macau, Netherlands, Norway, Senegal, South Africa, Spain, Sweden and Turkey.

AB Unconstrained Bond Fund

July 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2019:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$64,456,175		$	– 0	–	$64,456,175
Corporates - Non-Investment Grade		– 0	–	33,247,028			223,132	#	33,470,160
Corporates - Investment Grade		– 0	–	20,972,222			– 0	–	20,972,222
Collateralized Mortgage Obligations		– 0	–	20,936,998			– 0	–	20,936,998
Inflation-Linked Securities		– 0	–	18,918,609			– 0	–	18,918,609
Investment Companies		3,304,883		– 0	–		– 0	–	3,304,883
Governments - Sovereign Bonds		– 0	–	2,782,361			– 0	–	2,782,361
Emerging Markets - Sovereigns		– 0	–	2,433,950			– 0	–	2,433,950
Bank Loans		– 0	–	2,019,278			155,141		2,174,419
Emerging Markets - Corporate Bonds		– 0	–	1,564,922			31,323		1,596,245
Asset-Backed Securities		– 0	–	374,576			1,085,303		1,459,879
Commercial Mortgage-Backed Securities		– 0	–	600,732			811,710		1,412,442
Common Stocks		819,918		– 0	–		195,914		1,015,832
Emerging Markets - Treasuries		– 0	–	592,884			– 0	–	592,884
Options Purchased - Calls		– 0	–	396,340			– 0	–	396,340
Local Governments - US Municipal Bonds		– 0	–	125,142			– 0	–	125,142
Options Purchased - Puts		– 0	–	31,410			– 0	–	31,410
Quasi-Sovereigns		– 0	–	18,732			– 0	–	18,732
Warrants		3,735		– 0	–		– 0	–	3,735
Short-Term Investments:
Investment Companies		9,707,343		– 0	–		– 0	–	9,707,343
Time Deposits		– 0	–	492,476			– 0	–	492,476

Total Investments in Securities		13,835,879		169,963,835			2,502,523		186,302,237
Other Financial Instruments*:

Assets
Futures		1,692,293		157,663			– 0	–	1,849,956
Forward Currency Exchange Contracts		– 0	–	858,730			– 0	–	858,730
Centrally Cleared Credit Default Swaps		– 0	–	2,714,066			– 0	–	2,714,066
Centrally Cleared Interest Rate Swaps		– 0	–	17,987,679			– 0	–	17,987,679
Credit Default Swaps		– 0	–	3,619,517			– 0	–	3,619,517

Liabilities
Futures		(6,265,431)		– 0	–		– 0	–	(6,265,431)
Forward Currency Exchange Contracts		– 0	–	(617,585)			– 0	–	(617,585)
Interest Rate Swaptions Written		– 0	–	(418,423)			– 0	–	(418,423)
Centrally Cleared Credit Default Swaps		– 0	–	(12,576,583)			– 0	–	(12,576,583)
Centrally Cleared Interest Rate Swaps		– 0	–	(11,689,515)			– 0	–	(11,689,515)
Credit Default Swaps		– 0	–	(3,126,941)			– 0	–	(3,126,941)
Total Return Swaps		– 0	–	(1,877,037)			– 0	–	(1,877,037)

Total		$9,262,741		$164,995,406			$2,502,523		$176,760,670

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#		Corporates - Investment Grade#			Bank Loans		Emerging Markets - Corporate Bonds
Balance as of 10/31/18	$291,716		$	– 0	–	$238,252		$49,007
Accrued discounts/
(premiums)	13,076			– 0	–	230		– 0	–
Realized gain (loss)	– 0	–		– 0	–	(13,088)		– 0	–
Change in unrealized appreciation/depreciation	(169,167)			– 0	–	6,428		(17,684)
Purchases	392,812			– 0	–	44,708		– 0	–
Sales	(329,969)			– 0	–	(68,642)		– 0	–
Transfers into Level 3	24,664			– 0	–	95,169		– 0	–
Transfers out of Level 3	– 0	–		– 0	–	(147,916)		– 0	–

Balance as of 7/31/19	$223,132		$	– 0	–	$155,141		$31,323

Net change in unrealized appreciation/depreciation from investments held as of 7/31/19	$(169,167)		$	– 0	–	$6,436		$(17,684)

	Asset- Backed Securities		Commercial Mortgage- Backed Securities			Common Stocks		Total
Balance as of 10/31/18	$1,649,280			$758,415		$189,811		$3,176,481
Accrued discounts/(premiums)	– 0	–		1,782		– 0	–	15,088
Realized gain (loss)	– 0	–		– 0	–	– 0	–	(13,088)
Change in unrealized appreciation/depreciation	(562,807)			51,513		(142,873)		(834,590)
Purchases	– 0	–		– 0	–	148,976		586,496
Sales/Paydowns	(1,170)			– 0	–	– 0	–	(399,781)
Transfers into Level 3	– 0	–		– 0	–	– 0	–	119,833
Transfers out of Level 3	– 0	–		– 0	–	– 0	–	(147,916)

Balance as of 7/31/19	$1,085,303			$811,710		$195,914		$2,502,523	+

Net change in unrealized appreciation/depreciation from investments held as of 7/31/19	$(562,849)			$51,513		$(142,873)		$(834,624)

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.
+	There were de minimis transfers under 1% of net assets during the reporting period.

As of July 31, 2019 all Level 3 securities were priced by third party vendors.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2019 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	10/31/18	at Cost	Proceeds	7/31/19	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$7,220	$196,639	$194,152	$9,707	$114